Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of compensation of key management personnel

Fees and benefits
(Audited)		Fees[1]		Benefits[2]		Total
(£000)	Footnotes	2017	2016	2017	2016	2017	2016
Phillip Ameen	3	474	440	12	38	486	478
Kathleen Casey		174	155	16	21	190	176
Henri de Castries	4	132	79	5	4	137	83
Laura Cha	5	269	247	22	20	291	267
Lord Evans of Weardale		215	190	8	5	223	195
Joachim Faber	6	162	152	9	10	171	162
Sam Laidlaw (Retired on 28 April 2017)		70	185	1	11	71	196
Irene Lee	7	300	268	8	9	308	277
John Lipsky		199	180	25	21	224	201
Rachel Lomax (Retired on 28 April 2017)		93	254	1	6	94	260
Heidi Miller	8	571	536	18	30	589	566
David Nish	9	158	83	18	19	176	102
Jonathan Symonds	10	639	520	2	6	641	526
Jackson Tai	11	194	48	43	4	237	52
Mark Tucker (Appointed on 1 September 2017)	12	500	—	318	—	818	—
Pauline van der Meer Mohr	13	239	172	16	9	255	181
Paul Walsh (Resigned on 21 April 2017)		55	142	2	5	57	147
Total		4,444	3,651	524	218	4,968	3,869
Total ($000)		5,720	4,926	674	294	6,395	5,220

1	Fees include a travel allowance of £4,000 for non-UK based non-executive Directors.

2
Benefits include accommodation and travel-related expenses relating to attendance at Board and other meetings at HSBC Holdings' registered office. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant. The 2016 amounts have been restated to exclude National Insurance Contributions.

3	Includes fees of £330,000 in 2017 (£315,000 in 2016) as a Director, Chairman of the Audit Committee and member of the Risk Committee of HSBC North America Holdings Inc.

4	Appointed as a member of the Group Remuneration Committee on 26 May 2017.

5	Includes fees of £75,000 in 2017 (£72,000 in 2016) as a Director, Deputy Chairman and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation Limited.

6
Includes £8,000 (inclusive of VAT) in respect of his membership of a verwaltungsrat (advisory body) to HSBC Trinkaus & Burkhardt AG. Stepped down as Chairman of the Group Risk Committee on 28 April 2017 and resigned from the Group Risk Committee on 30 November 2017.

7
Includes fees of £187,000 in 2017 (£173,000 in 2016) as a Director, and member of the Audit Committee and the Risk Committee of The Hongkong and Shanghai Banking Corporation Limited and as a Director, member of the Audit Committee and Chairman of the Risk Committee of Hang Seng Bank Limited.

8	Includes fees of £427,000 in 2017 (£411,000 in 2016) as Chairman of HSBC North America Holdings Inc.

9	Appointed as a member of the Group Remuneration Committee on 26 May 2017.

10	Appointed as Senior Independent Director on 28 April 2017. Includes fees of £382,000 in 2017 (£345,000 in 2016) as non-executive Chairman of HSBC Bank plc.

11	Appointed as Chairman of the Group Risk Committee on 28 April 2017.

12	Received a one time relocation benefit of £300,000.

13	Appointed as Chairman of the Conduct & Values Committee and the Group Remuneration Committee on 28 April 2017.
The table below shows the comparison of shareholdings to the company shareholding guidelines.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Phillip Ameen	15,000	5,000
Kathleen Casey	15,000	9,125
Laura Cha	15,000	18,200
Henri de Castries	15,000	17,116
Lord Evans of Weardale	15,000	12,892
Joachim Faber	15,000	66,605
Sam Laidlaw (Retired on 28 April 2017)	15,000	41,887
Irene Lee	15,000	10,588
John Lipsky	15,000	16,165
Rachel Lomax (Retired on 28 April 2017)	15,000	18,900
Heidi Miller	15,000	4,200
David Nish	15,000	50,000
Jonathan Symonds	15,000	42,821
Jackson Tai	15,000	44,825
Mark Tucker (Appointed on 1 September 2017)	15,000	276,000
Pauline van der Meer Mohr	15,000	15,000
Paul Walsh (Resigned on 21 April 2017)	15,000	5,211

Compensation of Key Management Personnel
	2017	2016	2015
	$m	$m	$m
Short-term employee benefits	43	41	40
Post-employment benefits	—	—	1
Other long-term employee benefits	5	5	9
Share-based payments	35	37	51
Year ended 31 Dec	83	83	101

Disclosure of shareholdings, options and other securities of key management personnel

Shareholdings, options and other securities of Key Management Personnel
	2017	2016
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	15	18
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	22,609	22,283
At 31 Dec	22.624	22,301

Disclosure of transactions and balances during the year with associates and joint ventures

Transactions and balances during the year with Key Management Personnel
		2017		2016
		Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	Footnotes	$m	$m	$m	$m
Key Management Personnel	1
Advances and credits	2	329	334	215	220
Guarantees		6	52	55	63
Deposits		300	893	229	677

1	Includes Key Management Personnel, close family members of Key Management Personnel and entities which are controlled or jointly controlled by Key Management Personnel or their close family members.

2	Advances and credits entered into by subsidiaries of HSBC Holdings during 2017 with Directors, disclosed pursuant to Section 413 of the Companies Act 2006, totalled $2m (2016: $2m).

Transactions and balances during the year with associates and joint ventures
	2017		2016
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	138	119	126	113
Unsubordinated amounts due from associates	3,104	2,537	3,136	2,881
Subordinated amounts due from associates	411	411	—	—
Amounts due to associates	2,617	1,232	1,112	576
Guarantees and commitments	654	665	776	594

Transactions and balances during the year with subsidiaries
	2017		2016
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	1,985	1,985	997	247
Loans and advances to HSBC undertakings designated at fair value	11,944	11,944	—	—
Derivatives	2,796	2,388	4,494	2,148
Loans and advances to HSBC undertakings	89,810	76,627	77,732	77,421
Financial investments in HSBC undertakings	4,264	4,264	4,314	3,590
Investments in subsidiaries	95,850	92,930	97,827	95,850
Total related party assets at 31 Dec	206,649	190,138	185,364	179,256
Liabilities
Amounts owed to HSBC undertakings	2,906	2,571	3,823	2,157
Derivatives	4,904	3,082	5,025	5,025
Subordinated liabilities	892	892	1,749	891
Total related party liabilities at 31 Dec	8,702	6,545	10,597	8,073
Guarantees and commitments	9,692	7,778	63,719	7,619